ALLIANCE GLOBAL SMALL CAP FUND

ANNUAL REPORT
JULY 31, 1996



LETTER TO SHAREHOLDERS                           ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

September 27, 1996

Dear Shareholder:

For the year ended, July 31, 1996, the Alliance Global Small Cap Fund produced strong investment results, easily outperforming the Morgan Stanley Capital International (MSCI) unmanaged World Index, a measure of stock market performance in 23 countries, and the Lipper Global Small Company (GSC) Funds Average, which reflects the average return of 26 similar funds. (This peer group has generally similar investment objectives to Global Small Cap Fund, though investment policies for the various funds may differ.) The Fund's above-average investment results are based on the net asset values of each class of shares as of July 31, 1996. Additional investment results and complete descriptions of the Fund's benchmarks appear on page 3.

The Alliance Global Small Cap Fund's superior performance relative to the benchmarks was due primarily to stock selection. The liquidity supplied by U.S. mutual fund inflows helped small capitalization growth stocks outperform other market sectors on a global basis. Our performance was driven by growth stocks, which have done exceptionally well in an environment of relatively stable international inflation and subdued interest rates. We also benefitted from currency hedges against the Japanese Yen and major European currencies.

                                       TOTAL RETURN
                               PERIODS ENDED JULY 31, 1996
                               SIX MONTHS    TWELVE MONTHS
                               ----------    -------------
ALLIANCE GLOBAL SMALL CAP FUND
  Class A                        +5.35%         +17.46%
  Class B                        +5.05%         +16.69%
  Class C                        +5.04%         +16.77%

MSCI WORLD INDEX                 +1.70%          +9.32%
LIPPER GSC FUNDS AVG.            +5.78%          +9.28%


TOTAL RETURNS ARE BASED ON THE NET ASSET VALUES OF EACH CLASS OF SHARES AS OF JULY 31; ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.

MARKET OVERVIEW
Despite a significant correction in July, the U.S. small capitalization market performed well during the first seven months of 1996, thanks to several factors. These included moderate economic growth, mild inflation, stable interest rates, continued earnings growth stories, advancing technology stock prices and an enhanced competitive position for American companies provided by ongoing cost reduction. European markets also recorded solid gains, driven largely by stable growth sectors of the market and corporate restructuring on the continent and consumer spending and industrial shares in Great Britain. A significant slowdown in the Japanese economic recovery became evident in July and caused the stock market there to fall below its 1995 year-end level. Emerging markets surged through the first six months of the year, then corrected in July as liquidity fell during the downturn in the U.S. market.

PORTFOLIO POSITIONING
During the period, we maintained an approximate market weighting in U.S. technology issues. We increased our position in energy, focusing primarily on stocks of natural gas companies. We also raised our exposure to the retail and apparel sectors, given their relatively attractive valuations. Among recent purchases was Jones Apparel Group, a designer and distributor of woman's clothing. Airline stocks came under pressure due to higher oil prices and concerns over higher fares. We took advantage of this weakness to build positions in Alaska Air, Continental Airlines and America West Airlines. Additionally, we retained positions in hotel stocks with good growth prospects, such as La Quinta Inns, Host Marriott, Suburban Lodges of America, Extended Stay America and Studio Plus Hotels.

While maintaining our emphasis on European growth stocks, we added to economically sensitive holdings in Scandinavia and Great Britain. We continued to increase our positions in the Japanese industrial and retail sectors, because we believe that Japanese economic growth will pick up again as the year goes on. We also added to individual growth stories in Latin America and Southeast Asia.


1



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

MARKET OUTLOOK
We believe that the outlook for the global equity markets is sound, with inflation and interest rates at subdued levels and the global economy slowly on the rise. Steady economic growth appears certain in the U.S. and Japan for the rest of 1996. We expect that interest-rate reductions may be used to spur economic activity in Europe. The current downturn in Japanese growth is slowing the still strong economies of the smaller Southeast Asian countries.

In Japan, we believe the government's fiscal stimulus will continue until early 1997 and then recede sharply unless the government enacts new legislation. Monetary policy is on hold while the Bank of Japan awaits further evidence on the pace of current economic activity.

Downside surprises in Europe are possible because companies must cope with highly valued currencies and highly compensated-but relatively inflexible-work forces. However, corporate restructuring, currency devaluation and interest rate cuts may help bolster these markets.

Finally, developing markets should benefit from continued growth in the global economy and inflows of foreign capital. The volatility and inefficiencies of these markets should provide individual investment opportunities for growth-oriented funds, like ours.
As always, we appreciate your investment in the Alliance Global Small Cap Fund and look forward to reporting its progress to you in the coming period.

Sincerely,

John D. Carifa
Chairman and President

Alden M. Stewart
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES                ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

Alliance Global Small Cap Fund seeks long-term growth of capital. It invests principally in a diversified global portfolio of the equity securities of small capitalization companies.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF JULY 31, 1996

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                   +17.46%        +12.48%
 . Five Years                  +9.50%         +8.55%
 . Ten Years                   +7.58%         +7.12%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                   +16.69%        +12.69%
 . Five Years                  +8.72%         +8.72%
 . Since Inception*            +9.17%         +9.17%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                   +16.77%        +15.77%
 . Since Inception*           +12.76%        +12.76%


The average annual total returns reflect investment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); Class C shares purchased prior to July 1, 1996 are not subject to front-end or contingent deferred sales charges. Class C shares purchased on or after July 1, 1996 are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: 9/17/90, Class B; 5/3/93, Class C.


3



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

ALLIANCE GLOBAL SMALL CAP FUND
GROWTH OF A $10,000 INVESTMENT:
7/31/86-7/31/96

$28,500
$23,500
$18,500
$13,500
$8,500

MSCI WORLD

LIPPER GLOBAL SMALL CO.

GLOBAL SMALL
CAP FUND
$19,887

7/31/86
7/31/96

This chart illustrates the total value of an assumed investment in Alliance Global Small Cap Fund Class A shares after deducting the maximum 4.25% sales charge, and with dividends and capital gains reinvested. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged, market capitalization-weighted index that measures the performance of stock markets in 23 countries.

The Lipper Global Small Company Funds Average reflects performance of 26 funds, 2 of which have been in existence for the full ten-year period. These funds have generally similar investment objectives to Alliance Global Small Cap Fund, although some funds included in the average may have somewhat different investment policies.

When comparing Alliance Global Small Cap Fund to the indices shown above, you should note that the Fund's performance reflects the maximum sales charge of 4.25%, while no such charges are reflected in the performance of the indices. The Lipper average assumes deduction of maximum sales charges where applicable.


Global Small Cap Fund
Lipper Global Small Co.
MSCI World


4



TEN LARGEST HOLDINGS
JULY 31, 1996                                    ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

                                                                        OF NET
COMPANY                                  COUNTRY      U.S. $VALUE%      ASSETS
-------------------------------------------------------------------------------
Nine West Group, Inc.                  United States   $1,552,838         1.8%
Telephone and Data Systems, Inc.       United States    1,301,662         1.5
Republic Industries, Inc.              United States    1,243,200         1.4
Office Max, Inc.                       United States    1,097,100         1.2
Host Marriott Corp.                    United States    1,042,125         1.2
Diamond Offshore Drilling, Inc.        United States    1,041,957         1.2
Alaska Air Group, Inc.                 United States      979,200         1.1
Banco Latinoamericano
  de Exportaciones, S.A. (ADR)         Panama             932,750         1.1
Diamond Shamrock, Inc.                 United States      843,600         1.0
Millicom International Cellular, S.A.  Luxembourg         840,875         1.0
                                                      $10,875,307        12.5%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED JULY 31, 1996
_______________________________________________________________________________

                                                                SHARES
                                                       ------------------------
                                                                      HOLDINGS
PURCHASES                              COUNTRY             BOUGHT      7/31/96
-------------------------------------------------------------------------------
Applix, Inc.                           United States       18,800      18,800
Crompton & Knowles Corp.               United States       29,000      29,000
Diamond Shamrock, Inc.                 United States       23,400      30,400
Host Marriott Corp.                    United States       48,600      79,400
La Quinta Inns, Inc.                   United States       33,000      33,000
Mohawk Industries, Inc.                United States       36,200      36,200
Polymer Group, Inc.                    United States       30,300      30,300
Republic Industries, Inc.              United States       51,800      51,800
Tommy Hilfiger Corp.                   United States       14,600      14,600
Yamato Transport                       Japan               45,000      45,000


                                                                      HOLDINGS
SALES                                  COUNTRY               SOLD      7/31/96
-------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.                United States       12,400          -0-
Diamond Offshore Drilling, Inc.        United States          148      22,052
Gucci Group N.V.                       United States        8,900          -0-
Healthsouth Corp.                      United States       20,200      26,868
HFS, Inc.                              United States        8,400          -0-
Infinity Broadcasting Corp.            United States       13,000          -0-
JLG Industries, Inc.                   United States       11,000          -0-
Physio Control International Corp.     United States       37,800          -0-
Reading & Bates Corp.                  United States       61,900          -0-
USAIR Group, Inc.                      United States       35,700          -0-


5



TEN LARGEST COUNTRY HOLDINGS
JULY 31, 1996                                    ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COUNTRY                               VALUE         PERCENT OF NET ASSETS
-------------------------------------------------------------------------
United States                     $33,951,166                39.0%
Japan                              15,271,361                17.5
United Kingdom                      4,710,316                 5.4
Netherlands                         2,672,776                 3.1
Canada                              2,304,363                 2.6
Sweden                              2,054,004                 2.4
Australia                           1,815,976                 2.1
Germany                             1,801,725                 2.1
Italy                               1,731,140                 2.0
Spain                               1,625,250                 1.9
                                  $67,938,077                78.1%


TEN LARGEST INDUSTRY HOLDINGS
JULY 31, 1996
_______________________________________________________________________________

INDUSTRY                              VALUE         PERCENT OF NET ASSETS
-------------------------------------------------------------------------
Retail                             $5,660,175                 6.5%
Drugs, Hospital Supplies,
  Medical Services & Products       5,044,230                 5.8
Machinery                           3,774,359                 4.3
Telecommunications                  3,738,289                 4.3
Oil & Gas Services                  3,690,760                 4.2
Computer Software & Services        3,479,279                 4.0
Transportation & Shipping           3,094,321                 3.6
Restaurants & Lodging               2,959,575                 3.4
Building & Related                  2,836,552                 3.3
Business Services                   2,697,504                 3.1
                                  $36,975,044                42.5%


6



PORTFOLIO OF INVESTMENTS
JULY 31, 1996                                    ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES       U.S. $VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-94.9%
UNITED STATES INVESTMENTS-39.0%
BASIC INDUSTRIES-12.4%
ADVERTISING-0.4%
Ha Lo Industries, Inc. *                         14,850      $   334,125

BUSINESS SERVICES-1.7%
Equity Corp. International *                     11,500          326,312
Oxford Resources Corp. *                          9,600          228,000
Stewart Enterprises, Inc.                        10,200          270,300
Team Rental Group, Inc. *                        33,300          657,675
                                                             ------------
                                                               1,482,287

CHEMICALS-1.6%
Crompton & Knowles Corp.                         29,000          435,000
Cytec Industries, Inc. *                         20,700          621,000
Polymer Group, Inc. *                            30,300          386,325
                                                             ------------
                                                               1,442,325

ENGINEERING & CONSTRUCTION-0.3%
Emcor Group, Inc. *                              16,200          271,350

MINING & METALS-1.4%
Century Aluminum Co.                             29,200          427,050
Kaiser Aluminum Corp. *                          20,400          224,400
RMI Titanium Co. *                                7,400          165,575
Titanium Metals Corp. *                          14,000          339,500
Uranium Resources, Inc. *                         4,000           42,500
                                                             ------------
                                                               1,199,025

POLLUTION CONTROL-2.9%
Republic Industries, Inc. *                      51,800        1,243,200
United Waste Systems, Inc. *                     19,400          501,975
USA Waste Services, Inc. *                       31,500          787,500
                                                             ------------
                                                               2,532,675

TEXTILE PRODUCTS-1.3%
Mohawk Industries, Inc. *                        36,200          642,550
Unifi, Inc.                                      17,400          480,675
                                                             ------------
                                                               1,123,225

TRANSPORTATION & SHIPPING-2.8%
Alaska Air Group, Inc. *                         40,800          979,200
America West Airlines, Inc. *                    40,400          646,400
Continental Airlines, Inc. *                      8,400          212,100
Xtra Corp.                                       13,700          578,825
                                                             ------------
                                                               2,416,525
                                                             ------------
                                                              10,801,537

CONSUMER PRODUCTS, SERVICES & STAPLES-12.4%
APPAREL-1.8%
Designer Holdings, Ltd. *                        14,000          257,250
Mossimo, Inc. *                                   2,000           75,750
Timberland Co. *                                 11,800          212,400
Tommy Hilfiger Corp. *                           14,600          740,950
Warnaco Group, Inc., Cl.A                        10,400          245,700
                                                             ------------
                                                               1,532,050

CONSUMER PRODUCTS-0.2%
Marker International *                           28,200          172,725

DRUGS, HOSPITAL SUPPLIES, MEDICAL
  SERVICES & PRODUCTS-2.6%
Centocor, Inc. *                                  8,600          213,925
Geltex Pharmaceuticals, Inc. *                   23,900          292,775
Healthsouth Corp. *                              26,868          816,115
Medimmune, Inc. *                                10,700          147,125
National Surgery Centers, Inc. *                 12,600          322,875
Neurex Corp. *                                   12,900          180,600
Veterinary Centers America, Inc. *               17,900          315,488
                                                             ------------
                                                               2,288,903

ENTERTAINMENT & LEISURE TIME-0.3%
Heritage Media Corp. *                            6,400          253,600

FOREST PRODUCTS-0.4%
Buckeye Cellulose Corp. *                        14,500          333,500


7



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES       U.S. $VALUE
-------------------------------------------------------------------------
RESTAURANTS & LODGING-3.4%
Doubletree Corp. *                                6,600      $   216,150
Extended Stay America, Inc. *                    21,800          327,000
Host Marriott Corp. *                            79,400        1,042,125
Interstate Hotels Co. *                           8,500          193,375
La Quinta Inns, Inc.                             33,000          602,250
QPQ Corp. *                                      16,400           38,950
  warrants, expiring 9/22/98*                    16,400            4,100
Red Lion Hotels, Inc. *                          10,700          247,438
Suburban Lodges of America, Inc. *               14,500          288,187
                                                             ------------
                                                               2,959,575

RETAILING-3.7%
Nine West Group, Inc. *                          32,100        1,552,838
Office Max, Inc. *                               82,800        1,097,100
Santa Isabel, S.A.                                7,600          205,200
Williams Sonoma, Inc. *                          18,900          368,550
                                                             ------------
                                                               3,223,688
                                                             ------------
                                                              10,764,041

TECHNOLOGY-8.9%
COMMUNICATION & EQUIPMENT-0.9%
Andrew Corp. *                                    7,250          296,344
TCSI Corp. *                                     19,550          488,750
                                                             ------------
                                                                 785,094

COMMUNICATION SERVICES-0.3%
Vanguard Cellular Systems, Inc. *                13,400          242,875

COMPUTER PERIPHERALS-0.8%
Exabyte Corp. *                                  19,800          237,600
Storage Technology Corp. *                       13,200          447,150
                                                             ------------
                                                                 684,750

COMPUTER SOFTWARE & SERVICES-3.3%
Applix, Inc. *                                   18,800          430,050
Comverse Technology, Inc. *                      17,400          537,225
DST Systems, Inc. *                               8,600          245,100
Hyperion Software Corp. *                        15,100          179,312
Integrated Systems, Inc. *                       10,900          335,175
Intersolv, Inc. *                                 9,700           88,513
Sterling Software, Inc. *                         6,300          433,125
Symantec Corp. *                                 17,500          170,625
Xircom, Inc. *                                   34,600          441,150
                                                             ------------
                                                               2,860,275

ELECTRONICS-1.3%
BMC Industries, Inc.                             15,400          421,575
Harman International Industries, Inc.             9,600          430,800
VLSI Technology, Inc. *                          22,700          278,075
                                                             ------------
                                                               1,130,450

TELECOMMUNICATIONS-0.3%
Tadiran Telecommunications, Ltd. *               16,600          257,300

TELEPHONE UTILITY-2.0%
Telephone and Data Systems, Inc.                 33,700        1,301,662
United States Cellular Corp. *                   16,200          488,025
                                                             ------------
                                                               1,789,687
                                                             ------------
                                                               7,750,431

ENERGY-4.4%
DOMESTIC PRODUCERS-1.0%
Diamond Shamrock, Inc. *                         30,400          843,600

INTERNATIONAL PRODUCERS-0.0%
XCL, Ltd. *                                     110,000           27,500

OIL & GAS SERVICES-3.4%
Diamond Offshore Drilling, Inc. *                22,052        1,041,957
Global Marine, Inc. *                            31,800          425,325
Noble Drilling Corp. *                           52,500          721,875
Rowan Cos., Inc. *                               54,200          779,125
                                                             ------------
                                                               2,968,282
                                                             ------------
                                                               3,839,382


8



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $VALUE
-------------------------------------------------------------------------
FINANCIAL SERVICES-0.9%
INSURANCE-0.7%
20th Century Industries, Inc. *                  26,300      $   394,500
Riscorp, Inc. *                                  22,900          246,175
                                                             ------------
                                                                 640,675

MISCELLANEOUS-0.2%
Onyx Acceptance Corp. *                          14,100          155,100
                                                             ------------
                                                                 795,775

Total United States Investments
  (cost $34,358,479)                                          33,951,166

FOREIGN INVESTMENTS-55.9%
ARGENTINA-0.2%
Quilmes Industrial Quinsa S.A. (ADR)             14,300          137,638
  Beverages

AUSTRALIA-2.1%
AAPC, Ltd.                                      300,000          185,629
  Hotels
Boral, Ltd.                                      40,000           96,218
  Building Materials
Brambles Industries, Ltd.                        20,000          275,350
  Business Services
Cochlear, Ltd. (a)                              123,100          309,440
  Medical Devices
Coles Myer, Ltd.                                 70,000          240,390
  Retail
Fai Life, Ltd.                                   90,000           54,297
  Insurance
Oil Search, Ltd.                                200,000          201,098
  Oil
Plutonic Resources                               20,000           86,472
  Metals & Mining
Spectrum Network (a)*                           480,000          267,306
  Telecommunications
WMC, Ltd.                                        15,000           99,776
  Metals & Mining
                                                             ------------
                                                               1,815,976

AUSTRIA-0.6%
Austria Mikro Systeme International AG (a)        1,060           83,384
  Semi-Conductors
Benckiser-Wasser-Technik AG                       1,200          149,761
  Chemicals
OMV AG                                            3,000          278,877
  Oil-International
                                                             ------------
                                                                 512,022

CANADA-2.6%
Accugraph Corp. *                                17,000           23,494
  Computer Software
Alumax, Inc. *                                   13,000          398,125
  Metals & Mining
Architel Systems Corp. (a)*                      14,400           85,889
  Computer Software & Services
Cinar Films, Inc. Cl. B (ADR) *                   5,000          118,750
  Entertainment & Leisure
Intelcom Group, Inc.                              7,400          142,450
  Telecommunications
Intelcom Group, Inc. (b) *                       18,461          355,374
  Telecommunications
Istar Internet, Inc. (a) *                       17,500           54,863
  Computer Software & Services
Loewen Group, Inc.                               26,600          713,213
  Business Services
Nelvana, Ltd. (a) *                              12,000          200,757
  Entertainment & Leisure
Prime Resources Group, Inc. 5,000                                 37,096
  Mining & Metals
Renaissance Energy, Ltd. *                        4,000          101,978
  Oil & Gas Exploration
Royal Plastics Group, Ltd. (a) *                  5,000           72,374
  Building Materials
                                                             ------------
                                                               2,304,363


9



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES       U.S. $VALUE
-------------------------------------------------------------------------
CHILE-0.5%
Banco Santander (ADR)                            11,000       $  143,000
  Banks
Empresas Telex Chile S.A. (ADR)                  34,000          238,000
  Telephone Utility
Enersis S.A. Sponsored (ADR)                      3,000           91,500
  Utility / Electric
                                                             ------------
                                                                 472,500

DENMARK-1.2%
Carli Gry International AS (a) *                  8,700          290,356
  Textile Products
Novo Nordisk AS                                   2,450          354,611
  Drugs
Scandinavian Mobility Intl. (a) *                18,400          336,132
  Medical Products
Tele Danmark AS                                   2,000           93,097
  Utility / Telephone
                                                             ------------
                                                               1,074,196

FINLAND-0.9%
Kone Corp. *                                     10,000          260,730
  Machinery
Nokia AB OY Corp. pfd. (a)                       12,000          422,516
  Communication Equipment
OY Tamro AB                                      15,000           91,924
  Pharmaceutical Distribution
                                                             ------------
                                                                 775,170

FRANCE-1.2%
Alcatel Alsthom (Cie Gen. de Electricite)         2,000          163,734
  Electrical Equipment
Business Objects S.A. (ADR) *                    14,200          273,350
  Computer Software & Services
Casino Guichard Perrachon                         1,200           48,039
  Retail
Coflexip S.A. (ADR) *                             7,700          140,525
  Oil & Gas Services
Credit Local de France                            2,000          166,056
  Banks
Lafarge Coppee                                    2,200          131,976
  Building Materials
Michelin                                          2,000           90,795
  Tire & Rubber
                                                             ------------
                                                               1,014,475

GERMANY-2.1%
Adidas AG (a)                                     2,000          156,229
  Apparel
Apcoa Parking AG (a)                              1,600          157,587
  Business Services
Bayer AG                                          3,000          100,869
  Chemicals
Duerr Beteiliqunqs AG                               100           34,642
  Machinery
Fag Kugelfischer                                    300           39,533
  Industrial Machinery
Fielmann AG pfd.                                 13,000          543,065
  Retail
Hach AG                                              50           19,257
  Retail
Mannesmann AG                                       500          179,493
  Machinery
Rheinhold & Mahla AG                                300           28,529
  Building & Related
SGL Carbon AG (a)                                 4,000          440,701
  Specialty Chemical
Veba AG (c)                                       2,000          101,820
  Utility / Electric
                                                             ------------
                                                               1,801,725

GREECE-0.2%
Ote SA                                           10,000          164,699
  Utility / Telephone

HONG KONG-0.4%
Ek Chor China Motorcycle Co.                      2,000           22,250
  Motorcycles
Fu Hui Jewelry Co., Ltd. *                      200,000            5,690
  Jewelry & Watches


10



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES       U.S. $VALUE
-------------------------------------------------------------------------
HSBC Holdings Plc.                               10,000       $  159,699
  Banks
Paul Y.-ITC Construction Holdings, Inc.         600,000          148,190
  warrants, expiring 3/31/97*                    60,000            1,435
  warrants, expiring 3/31/98*                    60,000            1,490
  Building & Construction
                                                             ------------
                                                                 338,754

INDIA-0.1%
Gujarat Narmada Valley Fertilizers Co.,
  Ltd. (GDR) (a) *                                4,000           21,237
  Chemicals
Shriram Industrial Enterprises,
  Ltd. (GDR) (a) *                               15,000           50,625
  Consumer Appliances
                                                             ------------
                                                                  71,862

INDONESIA-0.1%
Indonesian Satellite Corp. (ADR)                  4,000          122,000
  Telecommunications

IRELAND-0.5%
Crean (James) Plc.                               55,000          212,164
  Multi-Industry
Irish Continental Group                          21,500          191,281
  Transportation & Shipping
                                                             ------------
                                                                 403,445

ITALY-2.0%
Fila Holding Sponsored (ADR)                      5,000          403,125
  Apparel
Industrie Natuzzi S.p.A. (ADR)                   16,600          751,150
  Household Products
Mediaset *                                      109,200          493,183
  Broadcasting & Cable
Telecom Italia                                   40,000           83,682
  Utility / Telephone
                                                             ------------
                                                               1,731,140

JAPAN-17.5%
Asahi Diamond Industrial                         14,420          174,248
  Machinery
Asatsu, Inc.                                      3,500          144,256
  Professional Services
Bank Of Tokyo - Mitsubishi, Ltd.                  1,250           26,345
  Banks
Bridgestone Metalpha Corp.                        1,000           12,739
  Automobile Related
Canon, Inc.                                      24,000          454,124
  Office Equipment
Credit Saison Co.                                 5,700          138,289
  Financial Services
Daibiru Corp.                                     8,000          105,663
  Real Estate
Daiichi Corp.                                     2,000           56,016
  Recycling Equipment
Daimon Co.                                        3,000          140,228
  Retail
Daiseki Co.                                       2,000           55,267
  Pollution Control
DDI Corp.                                            37          299,105
  Telecommunications
Doshisha Co.                                        600           20,289
  Retail
Eiden Sakakiya Co.                                6,000           80,371
  Retail
Fujikura                                         22,000          174,755
  Building Materials
Fujitsu Electronics                               2,000           17,779
  Technology
Hachijuni Bank                                    5,000           52,925
  Banks
Hirose Electric Co.                               3,500          209,498
  Technology
Hitachi Metals, Ltd.                             16,000          166,362
  Steel
Hitachi Plant Engineering & Construction Co.     15,000          120,135
  Engineering & Construction


11



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES       U.S. $VALUE
-------------------------------------------------------------------------
Hokushin Co.                                        300       $    3,260
  Building Materials
Home Wide Corp.                                   1,000           13,957
  Retail
Honda Motor Co.                                  18,000          435,015
  Automobiles
Hoya Corp.                                        7,000          212,449
  Technology
Isetan Co.                                       10,000          148,939
  Retail
Ishihara Sangyo *                                30,000          107,068
  Chemicals
Japan Industrial Land Development                 2,200           68,006
  Building & Construction
Kajima Corp.                                      5,000           47,773
  Building & Construction
Kaneshita Construction                            8,000           94,422
  Building & Construction
Kawasaki Kisen *                                 11,000           32,148
  Transportation
Keyence Corp.                                     1,200          153,998
  Machinery
King Co.                                         18,000          127,469
  Apparel
Koa Fire & Marine                                10,000           62,292
  Insurance
Makino Milling                                   10,000           93,204
  Industrial Machinery
Matsuda Sangyo                                    3,000          104,257
  Environmental Services
Matsushita Electrical Industrial Co., Ltd.        7,000          121,962
  Appliances
Meitec Corp.                                     14,000          329,165
  Software Services
Minebea Co.                                      22,000          179,289
  Machinery
Ministop Co.                                      1,000           28,945
  Retail-Food
Mitsubishi Corp.                                 20,000          252,916
  Diversified
Mitsubishi Estate                                16,000          209,826
  Real Estate
Mitsubishi Heavy Industries                      90,000          762,962
  Industrial Machinery
Mitsui Home Co.                                   3,000           49,178
  Homebuilders
Namco                                             6,200          202,108
  Leisure Related
Namura Shipbuilding                              12,000           58,452
  Machinery
Nanno Construction                                8,000           92,923
  Building & Construction
NEC Corp.                                        12,000          125,896
  Technology
New Oji Paper Co., Ltd.                           7,000           61,177
  Paper & Forest Products
Nichiei Co.                                       5,800          377,050
  Financial Services
Nichiha Corp.                                     5,400          105,213
  Building Materials
Nikon Corp.                                       8,000           91,424
  Semi-Conductors
Nintendo Corp. Ltd.                               1,500          105,100
  Leisure Related
Nippon Electric Glass Co., Ltd.                  16,000          272,774
  Chemicals
Nippon Kanzai Co.                                   200            6,257
  Building & Construction
Nippon Paper Industries Co.                      10,000           64,447
  Paper
Nippon TV Network                                   900          280,736
  Broadcasting
Nireco Corp.                                      9,000          158,494
  Machinery
Nissen Corp., Ltd.                                2,300           25,207
  Retail
Nitta Corp.                                       7,000          127,863
  Machinery
Nitto Kohki Co.                                   4,600          205,105
  Machinery
Noritsu Koki Co.                                  4,000          206,454
  Photography


12



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES       U.S. $VALUE
-------------------------------------------------------------------------
Ohmoto Gumi Co.                                   4,400       $   83,256
  Building & Construction
Oie Sangyo Co., Ltd.                              3,000           48,054
  Food
Omron Corp.                                      20,000          367,196
  Machinery
Oriental Construction                             4,300           72,502
  Building & Construction
Paris Miki, Inc.                                  4,700          212,206
  Retailing
Promise Co., Ltd.                                 1,500           72,081
  Financial Services
PS Corp.                                          8,000          155,871
  Building & Construction
Renown Inc. *                                    30,000          111,564
  Apparel
Rohm Co., Ltd.                                    4,000          239,801
  Technology
Sankyo Co.                                        4,000          103,789
  Drugs
Santen Pharmaceutical Co.                         5,200          126,645
  Drugs
Sanyo Electric Co.                               30,000          165,800
  Appliances
Sanyo Pax Co.                                     9,500          203,784
  Packaging
Sanyo Shinpan Finance Co., Ltd.                   2,500          162,990
  Financial Services
Sato Corp.                                        6,000          140,509
  Technology
Sekisui Chemical Co.                             14,000          162,615
  Chemicals
Seven Eleven Japan                                1,200           76,100
  Retail-Food
Shin-Etsu Chemical Co., Ltd.                      3,000           53,112
  Chemicals
Sho Bond Corp.                                    5,500          200,412
  Building & Construction
SMC Corp.                                         4,200          326,542
  Industrial Machinery
Sodick Co. *                                     25,000          259,941
  Industrial Machinery
Sumitomo Forestry                                 6,000           94,422
  Forest Products
Sumitomo Metal Industries                        95,000          285,654
  Steel
Taisho Pharmaceutical Co.                         8,000          172,357
  Drugs
Takeda Chemical Industries                        5,000           87,584
  Drugs
TDK Corp.                                         2,000          115,966
  Technology
Tokyo Broadcasting                               17,000          278,676
  Broadcasting
Tokyo Electron, Ltd.                              9,000          253,759
  Semi-Conductors
Toso Co., Ltd.                                   10,000          158,306
  Household Furnishings
Warabeya Nichiyo                                  3,000           41,310
  Food
Wesco, Inc.*                                      4,680           90,308
  Building & Construction
Xebio Co.                                         1,600           62,348
  Retail
Yamaha Corp.                                     10,000          157,370
  Leisure Related
Yamaichi Securities Co.                          35,000          229,170
  Financial Services
Yamanouchi Pharmaceutical                        12,000          263,032
  Drugs
Yamato Transport                                 45,000          526,907
  Transportation
Yaskawa Electric Corp. *                         28,000          127,994
  Machinery
Yokogawa Electric                                35,000          327,854
  Electrical Equipment
                                                             ------------
                                                              15,271,361

KOREA-0.6%
Korea Mobile Telecommunications Corp. (ADR) *    31,000          519,250
  Telecommunications


13



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES       U.S. $VALUE
-------------------------------------------------------------------------
LUXEMBOURG-1.0%
Millicom International Cellular, S.A. *          21,700       $  840,875
  Telecommunications

MALAYSIA-0.9%
Austral Enterprise                                6,333           11,977
  Multi-Industry
C.I. Holdings Berhad                              8,000           29,169
  Building Materials
Highlands & Lowlands                             10,000           16,748
  Real Estate
Hong Leong Bank Berhad                           30,000           77,530
  Banks
Kim Hin Industry                                 70,000          126,773
  Building Materials
Malaysian Assurance                              11,750           61,203
  Insurance
Pacific & Orient                                 50,000          130,219
  Insurance
Road Builder (M) Holdings Bhd                    30,000          125,010
  Building & Construction
Sriwani Holdings Bhd                            100,000          160,269
  Retailing
Star Publications                                20,000           64,108
  Printing & Publishing
                                                             ------------
                                                                 803,006

MEXICO-0.3%
Bufete Industrial S.A. (ADR) *                      700           11,112
  Engineering & Construction
Grupo Industrial Durango, S.A. (ADR) *           15,000          159,375
  Paper & Forest Products
International de Ceramica *                      34,915           43,555
  Ceramic Tiles
                                                             ------------
                                                                 214,042

NETHERLANDS-3.1%
Aegon N.V.                                       18,000          825,808
  Insurance
BAM Groep N.V.                                      800           46,968
  Building & Construction
Content Beheer N.V.                               5,000          172,497
  Temporary Help
Elsevier N.V.                                    25,000          379,797
  Printing & Publishing
Fortis Amev N.V.                                 10,000          286,890
  Insurance
IHC Caland N.V.                                   4,000          196,102
  Machinery
KLM Royal Dutch Airlines                          9,000          283,803
  Airlines
Kon Ptt Nederland                                 5,000          176,432
  Telephone Utility
Nutricia Verenigde Bedrijuen (a)                  1,300          138,639
  Food
Philips Electronic                                5,000          165,840
  Appliances
                                                             ------------
                                                               2,672,776

NEW ZEALAND-0.4%
Fisher & Paykel Industries                       10,000           31,582
  Consumer Appliances
Helicopter Line                                  50,000           97,228
  Leisure Related
Lion Nathan, Ltd.                                40,000          105,364
  Beverages
Warehouse Group                                  62,500          105,589
  Retail
                                                             ------------
                                                                 339,763

NORWAY-1.5%
Fokus Bank                                        6,000           34,200
  Banks
Hafslund ASA                                      4,000           26,066
  Utility / Electric
Merkantildata                                     5,000           62,416
  Computer Software
Nycomed *                                         4,000           56,842
  Medical Supplies
Sparebanken NOR                                   8,000          200,361
  Banks


14



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES       U.S. $VALUE
-------------------------------------------------------------------------
Tomra Systems AS                                 75,000       $  818,482
  Environmental Services
Western Bulk Shipping AS (a)                     26,000          122,478
  Shipping
                                                             ------------
                                                               1,320,845

PANAMA-1.1%
Banco Latinoamericano de Exportaciones, S.A.     18,200          932,750
  Financial Services

PERU-0.7%
Banco Wiese Sponsored (ADR)                      15,000          106,875
  Banks
Telefonica del Peru S.A. (ADR)*                  24,300          531,563
  Telecommunications
                                                             ------------
                                                                 638,438

PHILIPPINES-0.6%
Alsons Cement *                                 500,000          195,574
  Building Materials
Asian Terminals, Inc.                           400,000          100,744
  Shipping
International Container                         400,000          240,412
  Shipping
                                                             ------------
                                                                 536,730

PORTUGAL-0.0%
TVI Televisas Independente (b)*                   7,800           23,649
  Broadcasting & Cable

SINGAPORE-1.2%
City Developments                                40,000          300,049
  Real Estate
Fraser & Neave, Ltd.                             40,000          401,953
  Beverages
Lim Kah Ngam, Ltd.                               30,000           28,873
  Multi-Industry
Overseas Union Bank, Ltd.                        23,000          136,721
  Banks
Singapore Airlines, Ltd.                         20,000          200,977
  Airlines
                                                             ------------
                                                               1,068,573

SOUTH KOREA-0.4%
Samsung Electronics, Co., Ltd. (GDR)(a)           8,385          202,078
  bonus shares (a) *                                837           42,687
  bonus shares (a) *                              2,779           66,974
  Technology
                                                             ------------
                                                                 311,739

SPAIN-1.9%
Aguas de Barcelona (c)                            1,200           47,258
  Water Utility
Banco Popular Esp                                   700          120,973
  Banks
Centros Commerciales Continente, S.A.*            5,000          117,668
  Retail
Construcciones Y Aux de Ferr                      2,000           72,871
  Railroad Transportation
Corporacion Mapfre                                4,952          217,302
  Insurance
Gas Y Electricidad                                9,000          476,646
  Utility / Electric
Hidroel Cantabrico                                2,000           63,951
  Utility / Electric
Iberdrola II S.A.                                20,000          182,376
  Utility / Electric
Repsol S.A.                                       5,000          168,040
  Energy
Telefonica de Espana                              6,000          104,647
  Telephone Utility
Viscofan Envolturas Celulosi                      4,000           53,518
  Food
                                                             ------------
                                                               1,625,250


15



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES       U.S. $VALUE
-------------------------------------------------------------------------
SWEDEN-2.4%
Autoliv AB                                        5,000       $  142,157
  Automobile Related
Autoliv AB Sponsored (ADR) (a)                    7,800          221,916
  Automobile Related
Dahl International AB *                          20,500          303,823
  Building Materials
Kalmar Industries AB (a)                         16,000          313,351
  Machinery
Netcom Systems AB (a) *                          22,000          224,578
  Telecommunications
SKF AB                                           25,000          516,076
  Machinery
Sparbanken Sverige (a)                            8,000           96,183
  Banks
Swedish Match *                                  80,000          235,920
  Tobacco
                                                             ------------
                                                               2,054,004

SWITZERLAND-1.1%
BBC Brown Boveri AG                                 300          355,299
  Electrical Equipment
Roche Holdings AG, Ltd.                              60          442,496
  Drugs
Sandoz AG                                           140          156,218
  Drugs
                                                             ------------
                                                                 954,013

TAIWAN-0.1%
The Taiwan Fund, Inc.                             5,000          110,000
  Mutual Funds

THAILAND-1.0%
CMIC Finance & Security Public Co.              110,000          257,091
  Financial Services
Nawarat Patanakarn                               20,000           48,328
  Building & Construction
Thai Engine Manufacturing                        50,000          435,747
  Machinery
Total Access Communication (a)                   20,000          143,000
  Communication Services
                                                             ------------
                                                                 884,166

TURKEY-0.0%
Netas Telekomunik Ord. Cl.B (a)                 215,600           45,933
  Communication Equipment

UNITED KINGDOM-5.4%
Asda Group Plc.                                  20,000           35,698
  Retailing
Automated Security Holdings Plc. *              120,008           69,067
  Business Services
Barclays Plc.                                    14,000          177,477
  Banks
British Airways Plc                              25,000          204,153
  Airlines
Caird Group *                                     3,000           17,592
  Environmental Services
Carlton Communications Plc.                      10,000           71,317
  Broadcasting
Filtronic Comtec Plc.                           100,000          365,531
  Communication Equipment
Grand Metropolitan Plc                           10,000           67,584
  Food
Guinness                                         40,000          287,448
  Beverages
Harvey Nichols Group Plc. (a)*                   73,400          357,924
  Retail
M.S. International Plc.                         325,000          121,325
  Machinery
McBride (a)                                      30,000           61,129
  Household Products
Mid-States Plc *                                250,000          159,434
  Automobile Related
Mirror Group Plc                                 25,000           72,717
  Newspapers
Misys Plc.                                       10,000          118,992
  Computer Software & Services
Mowlem (John) & Co. Plc                         220,000          285,737
  Building & Construction


16



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES       U.S. $VALUE
-------------------------------------------------------------------------
Pace Micro Tech *                               110,000      $   300,280
  Technology
Powerscreen International Plc.                   44,000          340,831
  Recycling Equipment
Railtrack Group Plc (a) (ADR)*                      670           22,881
  Transportation-Shipping
Rank Organisation                                10,000           74,817
  Entertainment & Leisure
Rentokil Group                                   50,000          302,535
  Environmental Services
Resort Hotels Plc (b) *                       1,000,000               -0-
  Restaurants & Lodging
Siebe Plc.                                       12,000          164,256
  Machinery
Tate & Lyle Plc                                  20,000          144,346
  Food
Tomkins                                          35,000          137,191
  Diversified
Vodafone Group Plc                               50,000          178,488
  Telecommunications
WPP Group                                        70,000          225,385
  Advertising
Zeneca Group Plc                                 16,000          346,181
  Drugs
                                                             ------------
                                                               4,710,316


                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)       U.S. $VALUE
-------------------------------------------------------------------------
Total Foreign Investments
  (cost $46,004,105)                                         $48,617,444
Total Common Stocks & Other Investments
  (cost $80,362,584)                                          82,568,610

COMMERCIAL PAPER-5.9%
American Express Co.
  5.28%, 8/02/96                                 $3,000        2,999,560
Ford Motor Credit Corp.
  5.31%, 8/06/96                                    305          304,775
Prudential Funding
  5.26%, 8/05/96                                  1,060        1,059,380
  5.30%, 8/05/96                                    785          784,538

Total Commercial Paper
  (amortized cost $5,148,253)                                  5,148,253

TOTAL INVESTMENTS -100.8%
  (cost $85,510,837)                                          87,716,863
Other assets less liabilities-(0.8%)                            (727,107)

NET ASSETS-100%                                              $86,989,756


*    Non-income producing security.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 1996, these securities amounted to $5,009,147 representing 5.8% of net assets.

(b)  Illiquid security, valued at fair market value (see Notes A and E).

(c)  Warrants attached, expiring August 8, 1996.

     Glossary of Terms:
     ADR - American Depository Receipt
     GDR - Global Depository Receipt
     GDS - Global Depository Share

     See notes to financial statements.


17



STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1996                                    ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $85,510,837)            $87,716,863
  Cash, at value (cost $377,402)                                        381,244
  Receivable for investment securities and foreign currency sold        653,118
  Receivable for capital stock sold                                     233,974
  Dividends and interest receivable                                      32,512
  Foreign taxes receivable                                               25,577
  Total assets                                                       89,043,288

LIABILITIES
  Payable for investment securities and foreign currency purchased      742,495
  Unclaimed dividends                                                   634,139
  Unrealized depreciation of forward exchange currency contracts        234,070
  Payable for capital stock redeemed                                    121,901
  Management fee payable                                                 75,846
  Distribution fee payable                                               33,700
  Accrued expenses                                                      211,381
  Total liabilities                                                   2,053,532

NET ASSETS                                                          $86,989,756

COMPOSITION OF NET ASSETS
  Capital stock, at par                                             $    75,731
  Additional paid-in capital                                         72,262,656
  Accumulated net realized gain on investments and foreign
    currency transactions                                            12,674,051
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                       1,977,318
                                                                    $86,989,756

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($68,623,378/
    5,908,426 shares of capital stock issued and outstanding)            $11.61
  Sales charge-4.25% of public offering price                               .52
  Maximum offering price                                                 $12.13

  CLASS B SHARES
  Net asset value and offering price per share ($14,247,210/
    1,291,853 shares of capital stock issued and outstanding)            $11.03

  CLASS C SHARES
  Net asset value and offering price per share ($4,119,168/
    372,853 shares of capital stock issued and outstanding)              $11.05


See notes to financial statements.


18



STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1996                         ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $89,314)  $675,843
  Interest                                               328,246   $ 1,004,089

EXPENSES
  Management fee                                         772,166
  Distribution fee - Class A                             197,902
  Distribution fee - Class B                              87,676
  Distribution fee - Class C                              24,818
  Custodian                                              321,779
  Transfer agency                                        215,149
  Administrative                                         146,488
  Audit and legal                                         89,391
  Printing                                                65,281
  Registration                                            52,733
  Directors' fees                                         32,000
  Miscellaneous                                           10,967
  Total expenses                                                     2,016,350
  Net investment loss                                               (1,012,261)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain on investments                                  15,991,254
  Net realized gain on foreign currency transactions                   938,616
  Net change in unrealized appreciation of investments              (4,647,179)
  Net change in unrealized depreciation of foreign currency
    denominated assets and liabilities                                 (78,971)
  Net gain on investments and foreign currency transactions         12,203,720

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $11,191,459


See notes to financial statements.


19



STATEMENTS OF CHANGES IN NET ASSETS              ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

                                                     YEAR ENDED     YEAR ENDED
                                                       JULY 31,       JULY 31,
                                                         1996           1995
                                                    ------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss                               $(1,012,261)  $   (794,248)
  Net realized gain on investments and foreign
    currency transactions                            16,929,870      7,789,167
  Net change in unrealized appreciation/
    depreciation of investments and foreign
    currency denominated assets and liabilities      (4,726,150)     2,436,403
  Net increase in net assets from operations         11,191,459      9,431,322

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                          (2,964,670)   (10,605,411)
    Class B                                            (331,138)      (885,298)
    Class C                                             (74,101)      (257,942)
  Tax return of capital
    Class A                                                  -0-      (679,545)
    Class B                                                  -0-       (56,726)
    Class C                                                  -0-       (16,528)

CAPITAL STOCK TRANSACTIONS
  Net increase                                       12,540,287      3,106,523
  Total increase                                     20,361,837         36,395

NET ASSETS
  Beginning of year                                  66,627,919     66,591,524
  End of year                                       $86,989,756    $66,627,919


See notes to financial statements.


20



NOTES TO FINANCIAL STATEMENTS
JULY 31, 1996                                    ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Global Small Cap Fund, Inc., (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25%. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares were sold without an initial or contingent deferred sales charge. However, Class C shares purchased on or after July 1, 1996, are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Securities traded on United States or foreign securities exchanges are valued at the last reported sales price, or, if no sale occurred, at the mean of the bid and asked price. Securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued at the closing bid price. Debt securities are valued at the mean of the bid and asked price except that debt securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Directors. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange at July 31, 1996.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain on foreign currency transactions represents net foreign exchange gains from holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

Net currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net change in unrealized depreciation of foreign currency denominated assets and liabilities.

3. INVESTMENT INCOME AND SECURITY TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date the securities are purchased or sold. Security gains and losses are determined on the identified cost basis.

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.

6. RECLASSIFICATION OF NET ASSETS
As of July 31, 1996, the Fund reclassified certain components of net assets. The reclassification resulted in a net increase of $1,012,261 to undistributed net investment income, and net decreases to accumulated net realized gain on investments and foreign currency transactions of $7,970 and to additional paid in capital of $1,004,291.


21



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

These reclassifications were the result of permanent book and tax differences, primarily resulting from the Fund's net operating loss and certain foreign currency gains. These reclasses had no effect on net investment income, net realized gains and net assets.

NOTE B: MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under an investment advisory agreement the Fund pays Alliance Capital Management L.P., (the "Adviser"), a management fee at an annual rate of 1% of the average daily net assets of the Fund. The fee is accrued daily and paid monthly.

The Manager has agreed to reimburse the Fund to the extent that its aggregate annual expenses (exclusive of interest, taxes, brokerage, distribution fees, foreign custody charges and extraordinary expenses) exceed the limits prescribed by any state in which the Fund's shares are qualified for sale.

The Manager believes that the most restrictive expense ratio limitation imposed by any state is 2.5% of the first $30 million of its average daily net assets, 2% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million. No reimbursement was required for the year ended July 31, 1996. Pursuant to the management agreement, the Fund paid $146,488 to the Manager representing the cost of certain legal and accounting services provided to the Fund by the Manager for the year ended July 31, 1996.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Manager) in accordance with a Services Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $168,984 for the year ended July 31, 1996.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Manager) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $8,247 from the sale of Class A shares and $11,791 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the year ended July 31, 1996.

Brokerage commissions paid on securities transactions for the year ended July 31, 1996 amounted to $455,996, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Manager, nor to DLJ directly.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,345,113, and $442,584 for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Manager may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) aggregated $111,058,934 and $100,770,120, respectively, for the year ended July 31, 1996. There were no purchases or sales of U.S. Government and government agency obligations for the year ended July 31, 1996.


22



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

At July 31, 1996, the Fund had outstanding forward exchange currency contracts, both to purchase and sell foreign currencies against the U.S. dollar, as follows:

                                     CONTRACT    VALUE ON      U.S. $      UNREALIZED
                                      AMOUNT   ORIGINATION    CURRENT     APPRECIATION
                                       (000)       DATE        VALUE     (DEPRECIATION)
                                     --------  -----------  -----------  --------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, expiring 11/12/96       173,000   $1,636,862   $1,644,901       $8,039
FOREIGN CURRENCY SALE CONTRACTS
Deutsche Mark, expiring 9/20/96         2,500    1,643,439    1,703,316      (59,877)
Japanese Yen, expiring 11/12/96       355,000    3,273,398    3,375,376     (101,978)
Netherland Guilder, expiring 9/20/96    4,400    2,592,047    2,672,301      (80,254)
                                                                           ----------
                                                                           $(234,070)


At July 31, 1996, the cost of investments for federal income tax purposes was $85,617,099. Accordingly, gross unrealized appreciation of investments was $9,446,338 and gross unrealized depreciation of investments was $7,346,574, resulting in net unrealized appreciation of $2,099,764.


NOTE E: ILLIQUID SECURITIES

                             DATE ACQUIRED       COST
                             -------------   -----------
Intelcom Group, Inc.              7/8/96     $  283,503
Resort Hotels Plc.                5/1/92        719,086
TVI Televisao Independente      10/24/94         56,543
                                             -----------
                                             $1,059,132


The securities shown above are restricted as to sale and have been valued at fair value in accordance with the procedures described in Note A. The value of these securities at July 31, 1996 was $379,023, representing 0.4% of net assets.


23



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

NOTE F: CAPITAL STOCK
There are 62,500,000 shares of $.01 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Class A and Class C each consist of 25,000,000 authorized shares and Class B consists of 12,500,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                     JULY 31,1996   JULY 31,1995  JULY 31,1996    JULY 31,1995
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              666,687       391,760     $ 7,703,615     $ 3,971,546
Shares issued in
  reinvestment of
  distributions          214,027       952,163       2,238,721       8,217,164
Shares converted
  from Class B            29,137            -0-        365,303              -0-
Shares redeemed         (788,775)   (1,095,655)     (8,976,608)    (10,827,369)
Net increase             121,076       248,268     $ 1,331,031     $ 1,361,341

CLASS B
Shares sold            1,035,693       287,247     $11,503,034     $ 2,886,684
Shares issued in
  reinvestment of
  distributions           21,596        75,995         215,523         631,516
Shares converted
  to Class A             (30,676)           -0-       (365,303)             -0-
Shares redeemed         (253,960)     (204,792)     (2,731,200)     (1,961,914)
Net increase             772,653       158,450     $ 8,622,054     $ 1,556,286

CLASS C
Shares sold              501,624       136,839     $ 5,589,123     $ 1,295,724
Shares issued in
  reinvestment of
  distributions            4,299        15,861          42,946         131,935
Shares redeemed         (274,347)     (134,697)     (3,044,867)     (1,238,763)
Net increase             231,576        18,003     $ 2,587,202     $   188,896


24



FINANCIAL HIGHLIGHTS                             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                Class A
                                            ------------------------------------------------------------------------------
                                                                         OCTOBER 1,
                                                                           1993
                                               YEAR ENDED JULY 31,          TO              YEAR ENDED SEPTEMBER 30,
                                            -------------------------    JULY 31,     ------------------------------------
                                                1996         1995         1994(E)         1993         1992        1991
                                            ------------  -----------  -------------  -----------  -----------  ----------
Net asset value, beginning of period          $10.38        $11.08       $11.24         $ 9.33       $10.55       $ 8.26

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.14)(a)      (.09)        (.15)(a)       (.15)        (.16)        (.06)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  1.90          1.50         (.01)          2.49        (1.03)        2.35
Net increase (decrease) in net asset
  value from operations                         1.76          1.41         (.16)          2.34        (1.19)        2.29

LESS: DISTRIBUTIONS
Distributions from net realized gains           (.53)        (1.99)          -0-          (.43)        (.03)          -0-
Tax return of capital                             -0-         (.12)          -0-            -0-          -0-          -0-
Net asset value, end of period                $11.61        $10.38       $11.08         $11.24       $ 9.33       $10.55

TOTAL RETURN
Total investment return based on net
  asset value (b)                              17.46%        16.62%       (1.42)%        25.83%      (11.30)%      27.72%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $68,623       $60,057      $61,372        $65,713      $58,491      $84,370
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.51%         2.54%(c)     2.42%(d)       2.53%        2.34%        2.29%
  Net investment loss                          (1.22)%       (1.17)%      (1.26)%(d)     (1.13)%       (.85)%       (.55)%
Portfolio turnover rate                          139%          128%          78%            97%         108%         104%


See footnote summary on page 27.


25



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                Class B
                                            ------------------------------------------------------------------------------
                                                                         OCTOBER 1,
                                                                           1993
                                               YEAR ENDED JULY 31,          TO              YEAR ENDED SEPTEMBER 30,
                                            -------------------------    JULY 31,     ------------------------------------
                                                1996         1995         1994(E)         1993         1992        1991
                                            ------------  -----------  -------------  -----------  -----------  ----------
Net asset value, beginning of period          $ 9.95        $10.78       $11.00         $ 9.20       $10.49       $ 8.26

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.20)(a)      (.12)        (.17)(a)       (.15)        (.20)        (.07)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  1.81          1.40         (.05)          2.38        (1.06)        2.30
Net increase (decrease) in net asset
  value from operations                         1.61          1.28         (.22)          2.23        (1.26)        2.23

LESS: DISTRIBUTIONS
Distributions from net realized gains           (.53)        (1.99)          -0-          (.43)        (.03)          -0-
Tax return of capital                             -0-         (.12)          -0-            -0-          -0-          -0-
Net asset value, end of period                $11.03        $ 9.95       $10.78         $11.00       $ 9.20       $10.49

TOTAL RETURN
Total investment return based on net
  asset value (b)                              16.69%        15.77%       (2.00)%        24.97%      (12.03)%      27.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $14,247        $5,164       $3,889         $1,150         $819         $121
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       3.21%         3.20%(c)     3.15%(d)       3.26%        3.11%        2.98%
  Net investment loss                          (1.88)%       (1.92)%      (1.93)%(d)     (1.85)%      (1.31)%      (1.39)%
Portfolio turnover rate                          139%          128%          78%            97%         108%         104%


See footnote summary on page 27.


26



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   CLASS C
                                            ----------------------------------------------------
                                                                         OCTOBER 1,     MAY 3,
                                                                            1993        1993(F)
                                                YEAR ENDED JULY 31,          TO           TO
                                            --------------------------    JULY 31,   SEPTEMBER 30,
                                                1996           1995        1994(E)       1993
                                            -------------  -----------  -----------  -------------
Net asset value, beginning of period          $ 9.96         $10.79       $11.00       $ 9.86

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.20)(a)       (.17)        (.17)(a)     (.05)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  1.82           1.45         (.04)        1.19
Net increase (decrease) in net asset
  value from operations                         1.62           1.28         (.21)        1.14

LESS: DISTRIBUTIONS
Distributions from net realized gains           (.53)         (1.99)          -0-          -0-
Tax return of capital                             -0-          (.12)          -0-          -0-
Net asset value, end of period                $11.05         $ 9.96       $10.79       $11.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                              16.77%         15.75%       (1.91)%      11.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $4,119         $1,407       $1,330         $261
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       3.19%          3.25%(c)     3.13%(d)     3.75%(d)
  Net investment loss                          (1.85)%        (2.10)%      (1.92)%(d)   (2.51)%(d)
Portfolio turnover rate                          139%           128%          78%          97%


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c) If the Fund had borne all expenses, the expense ratios would have been 2.61%, 3.27%, and 3.31% for Class A, Class B and Class C shares, respectively.

(d)  Annualized.

(e)  The Fund changed its fiscal year end from September 30 to July 31.

(f)  Commencement of distribution.


27



REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
ALLIANCE GLOBAL SMALL CAP FUND, INC.

We have audited the accompanying statement of assets and liabilities of Alliance Global Small Cap Fund, Inc., including the portfolio of investments, as of July 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Global Small Cap Fund, Inc. at July 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

New York, New York
September 6, 1996


28



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
DAVID H. DIEVLER (1)
RUTH BLOCK (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
ALDEN M. STEWART, SENIOR VICE PRESIDENT-INVESTMENTS
RANDALL E. HAASE, VICE PRESIDENT
RONALD L. SIMCOE, VICE PRESIDENT
TIMOTHY D. RICE, VICE PRESIDENT
THOMAS BARDONG, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


29



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


30



ALLIANCE GLOBAL SMALL CAP FUND, INC.
1345 Avenue of the Americas
New York, NY  10105
(800) 221-5672

ALLIANCE CAPITAL
INVESTING WITHOUT THE MYSTERY.

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GSCAR